Insurance Risk Management - Summary Of Sensitivity Analysis To Changes In Assumptions Related To The Risk Adjustment For Non-Financial Risk (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2025 KRW (₩)
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible decrease in risk variable that arises from contracts within scope of IFRS 17	2.62%
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	9.16%
Insurance risk [member] | Tongyang Life Insurance Co., Ltd.
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Base standard amount fulfillment cash flows before reinsurance	₩ 25,686,541
Base standard amount fulfillment cash flows after reinsurance	25,248,985
Base standard amount contractual service margin before reinsurance	1,970,517
Base standard amount contractual service margin after reinsurance	1,865,033
Base amount impact on profit and equity before tax profit loss before reinsurance	0
Base amount impact on profit and equity before tax profit loss after reinsurance	0
Base amount impact on profit and equity before tax other comprehensive income before reinsurance	0
Base amount impact on profit and equity before tax other comprehensive income after reinsurance	0
Insurance risk [member] | ABL Life Insurance Co., Ltd.
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Base standard amount fulfillment cash flows before reinsurance	16,853,760
Base standard amount fulfillment cash flows after reinsurance	16,950,908
Base standard amount contractual service margin before reinsurance	1,063,046
Base standard amount contractual service margin after reinsurance	1,073,523
Base amount impact on profit and equity before tax profit loss before reinsurance	0
Base amount impact on profit and equity before tax profit loss after reinsurance	0
Base amount impact on profit and equity before tax other comprehensive income before reinsurance	0
Base amount impact on profit and equity before tax other comprehensive income after reinsurance	₩ 0
Mortality | Insurance risk [member] | Tongyang Life Insurance Co., Ltd.
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	3.27%
Increase decrease in cash flows due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued before reinsurance	₩ 25,709,647
Increase decrease in cash flows due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued after reinsurance	25,269,234
Increase decrease in contractual service margin due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued before reinsurance	1,948,712
Increase decrease in contractual service margin due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued after reinsurance	1,846,048
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	56
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	47
Increase decrease in other comprehensive income due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued before reinsurance	85
Increase decrease in other comprehensive income due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued after reinsurance	₩ 132
Mortality | Insurance risk [member] | ABL Life Insurance Co., Ltd.
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible decrease in risk variable that arises from contracts within scope of IFRS 17	3.27%
Increase decrease in cash flows due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued before reinsurance	₩ 16,861,397
Increase decrease in cash flows due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued after reinsurance	16,954,761
Increase decrease in contractual service margin due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued before reinsurance	1,059,387
Increase decrease in contractual service margin due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued after reinsurance	1,073,663
Increase decrease in profit and capital impact before tax due to reasonably possible increase in risk variable from contracts with in scope of IFRS 17 insurance contracts issued before reinsurance	890
Increase decrease in profit and capital impact before tax due to reasonably possible increase in risk variable from contracts with in scope of IFRS 17 insurance contracts issued after reinsurance	1,005
Increase decrease in other comprehensive income due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued before reinsurance	(4,868)
Increase decrease in other comprehensive income due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued after reinsurance	₩ (4,999)
Physical impediment and disease (fixed compensation) | Insurance risk [member] | Tongyang Life Insurance Co., Ltd.
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible decrease in risk variable that arises from contracts within scope of IFRS 17	3.40%
Physical impediment and disease (fixed compensation) | Insurance risk [member] | ABL Life Insurance Co., Ltd.
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible decrease in risk variable that arises from contracts within scope of IFRS 17	3.40%
Physical impediment and disease (compensation for actual losses) | Insurance risk [member] | Tongyang Life Insurance Co., Ltd.
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible decrease in risk variable that arises from contracts within scope of IFRS 17	2.62%
Physical impediment and disease (compensation for actual losses) | Insurance risk [member] | ABL Life Insurance Co., Ltd.
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible decrease in risk variable that arises from contracts within scope of IFRS 17	2.62%
Mobidity/Disability (Fixed Benefits) | Insurance risk [member] | Tongyang Life Insurance Co., Ltd.
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase decrease in cash flows due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued before reinsurance	₩ 25,965,678
Increase decrease in cash flows due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued after reinsurance	25,515,270
Increase decrease in contractual service margin due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued before reinsurance	1,692,903
Increase decrease in contractual service margin due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued after reinsurance	1,601,210
Increase decrease in profit and capital impact before tax due to reasonably possible increase in risk variable from contracts with in scope of IFRS 17 insurance contracts issued before reinsurance	(996)
Increase decrease in profit and capital impact before tax due to reasonably possible increase in risk variable from contracts with in scope of IFRS 17 insurance contracts issued after reinsurance	(995)
Increase decrease in other comprehensive income due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued before reinsurance	915
Increase decrease in other comprehensive income due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued after reinsurance	(25)
Mobidity/Disability (Fixed Benefits) | Insurance risk [member] | ABL Life Insurance Co., Ltd.
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase decrease in cash flows due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued before reinsurance	16,996,593
Increase decrease in cash flows due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued after reinsurance	17,081,916
Increase decrease in contractual service margin due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued before reinsurance	910,861
Increase decrease in contractual service margin due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued after reinsurance	934,303
Increase decrease in profit and capital impact before tax due to reasonably possible increase in risk variable from contracts with in scope of IFRS 17 insurance contracts issued before reinsurance	(1,227)
Increase decrease in profit and capital impact before tax due to reasonably possible increase in risk variable from contracts with in scope of IFRS 17 insurance contracts issued after reinsurance	(1,148)
Increase decrease in other comprehensive income due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued before reinsurance	10,579
Increase decrease in other comprehensive income due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued after reinsurance	9,360
Long-term Property/Other | Insurance risk [member] | ABL Life Insurance Co., Ltd.
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase decrease in cash flows due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued before reinsurance	17,017,818
Increase decrease in cash flows due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued after reinsurance	17,107,797
Increase decrease in contractual service margin due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued before reinsurance	917,106
Increase decrease in contractual service margin due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued after reinsurance	935,263
Increase decrease in profit and capital impact before tax due to reasonably possible increase in risk variable from contracts with in scope of IFRS 17 insurance contracts issued before reinsurance	(2,909)
Increase decrease in profit and capital impact before tax due to reasonably possible increase in risk variable from contracts with in scope of IFRS 17 insurance contracts issued after reinsurance	(2,792)
Increase decrease in other comprehensive income due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued before reinsurance	(15,208)
Increase decrease in other comprehensive income due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued after reinsurance	₩ (15,838)
Lapse Rate (Upward) | Insurance risk [member] | Tongyang Life Insurance Co., Ltd.
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible decrease in risk variable that arises from contracts within scope of IFRS 17	9.16%
Increase decrease in cash flows due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued before reinsurance	₩ 25,948,241
Increase decrease in cash flows due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued after reinsurance	25,512,528
Increase decrease in contractual service margin due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued before reinsurance	1,736,367
Increase decrease in contractual service margin due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued after reinsurance	1,628,398
Increase decrease in profit and capital impact before tax due to reasonably possible increase in risk variable from contracts with in scope of IFRS 17 insurance contracts issued before reinsurance	(555)
Increase decrease in profit and capital impact before tax due to reasonably possible increase in risk variable from contracts with in scope of IFRS 17 insurance contracts issued after reinsurance	(551)
Increase decrease in other comprehensive income due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued before reinsurance	(25,554)
Increase decrease in other comprehensive income due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued after reinsurance	₩ (24,915)
Lapse Rate (Upward) | Insurance risk [member] | ABL Life Insurance Co., Ltd.
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible decrease in risk variable that arises from contracts within scope of IFRS 17	9.16%
Lapse Rate (Downward) Expenses (Level) | Insurance risk [member] | Tongyang Life Insurance Co., Ltd.
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase decrease in cash flows due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued before reinsurance	₩ 25,403,268
Increase decrease in cash flows due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued after reinsurance	24,963,704
Increase decrease in contractual service margin due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued before reinsurance	2,227,356
Increase decrease in contractual service margin due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued after reinsurance	2,124,603
Increase decrease in profit and capital impact before tax due to reasonably possible increase in risk variable from contracts with in scope of IFRS 17 insurance contracts issued before reinsurance	193
Increase (decrease) in profit (loss) due to reasonably possible decrease in risk variable that arises from contracts within scope of IFRS 17	188
Increase decrease in other comprehensive income due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued before reinsurance	27,683
Increase decrease in other comprehensive income due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued after reinsurance	₩ 26,965
Lapse Rate (Downward) Expenses (Level) | Insurance risk [member] | ABL Life Insurance Co., Ltd.
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	9.16%
Increase decrease in cash flows due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued before reinsurance	₩ 16,673,824
Increase decrease in cash flows due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued after reinsurance	16,778,697
Increase decrease in contractual service margin due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued before reinsurance	1,225,456
Increase decrease in contractual service margin due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued after reinsurance	1,227,599
Increase decrease in profit and capital impact before tax due to reasonably possible increase in risk variable from contracts with in scope of IFRS 17 insurance contracts issued before reinsurance	1,213
Increase decrease in profit and capital impact before tax due to reasonably possible increase in risk variable from contracts with in scope of IFRS 17 insurance contracts issued after reinsurance	1,140
Increase decrease in other comprehensive income due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued before reinsurance	16,313
Increase decrease in other comprehensive income due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued after reinsurance	16,995
Expenses (Inflation) | Insurance risk [member] | Tongyang Life Insurance Co., Ltd.
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase decrease in cash flows due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued before reinsurance	25,782,608
Increase decrease in cash flows due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued after reinsurance	25,345,053
Increase decrease in contractual service margin due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued before reinsurance	1,874,668
Increase decrease in contractual service margin due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued after reinsurance	1,769,183
Increase decrease in profit and capital impact before tax due to reasonably possible increase in risk variable from contracts with in scope of IFRS 17 insurance contracts issued before reinsurance	(353)
Increase decrease in profit and capital impact before tax due to reasonably possible increase in risk variable from contracts with in scope of IFRS 17 insurance contracts issued after reinsurance	(353)
Increase decrease in other comprehensive income due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued before reinsurance	1,577
Increase decrease in other comprehensive income due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued after reinsurance	₩ 1,577
Expenses (Inflation) | Insurance risk [member] | ABL Life Insurance Co., Ltd.
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible decrease in risk variable that arises from contracts within scope of IFRS 17	2.62%
Increase decrease in cash flows due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued before reinsurance	₩ 16,892,179
Increase decrease in cash flows due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued after reinsurance	16,989,363
Increase decrease in contractual service margin due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued before reinsurance	1,023,305
Increase decrease in contractual service margin due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued after reinsurance	1,033,740
Increase decrease in profit and capital impact before tax due to reasonably possible increase in risk variable from contracts with in scope of IFRS 17 insurance contracts issued before reinsurance	(989)
Increase decrease in profit and capital impact before tax due to reasonably possible increase in risk variable from contracts with in scope of IFRS 17 insurance contracts issued after reinsurance	(989)
Increase decrease in other comprehensive income due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued before reinsurance	2,310
Increase decrease in other comprehensive income due to reasonably possible increase in risk variable that arises from contracts with in scope of IFRS 17 insurance contracts issued after reinsurance	2,316
Interest Rate +100bp | Market risk [member] | Tongyang Life Insurance Co., Ltd. | Financial Assets [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(155,298)
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Exposure That Arises From Contracts Within Scope Of Ifrs17	(2,608,605)
Interest Rate +100bp | Market risk [member] | Tongyang Life Insurance Co., Ltd. | Insurance contracts issued [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	44,466
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Exposure That Arises From Contracts Within Scope Of Ifrs17	2,623,072
Interest Rate +100bp | Market risk [member] | Tongyang Life Insurance Co., Ltd. | Reinsurance contracts held [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	0
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Exposure That Arises From Contracts Within Scope Of Ifrs17	(58,960)
Interest Rate +100bp | Market risk [member] | ABL Life Insurance Co., Ltd. | Insurance Contracts [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(333)
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Exposure That Arises From Contracts Within Scope Of Ifrs17	1,594,580
Interest Rate +100bp | Market risk [member] | ABL Life Insurance Co., Ltd. | Reinsurance Contracts [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	0
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Exposure That Arises From Contracts Within Scope Of Ifrs17	18,572
Interest Rate +100bp | Market risk [member] | ABL Life Insurance Co., Ltd. | Financial Assets [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(57,695)
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Exposure That Arises From Contracts Within Scope Of Ifrs17	(1,490,766)
Interest Rate -100bp | Market risk [member] | Tongyang Life Insurance Co., Ltd. | Financial Assets [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	187,680
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Exposure That Arises From Contracts Within Scope Of Ifrs17	2,608,605
Interest Rate -100bp | Market risk [member] | Tongyang Life Insurance Co., Ltd. | Insurance contracts issued [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(75,555)
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Exposure That Arises From Contracts Within Scope Of Ifrs17	(3,230,625)
Interest Rate -100bp | Market risk [member] | Tongyang Life Insurance Co., Ltd. | Reinsurance contracts held [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	0
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Exposure That Arises From Contracts Within Scope Of Ifrs17	71,442
Interest Rate -100bp | Market risk [member] | ABL Life Insurance Co., Ltd. | Insurance Contracts [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	177
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Exposure That Arises From Contracts Within Scope Of Ifrs17	(1,918,176)
Interest Rate -100bp | Market risk [member] | ABL Life Insurance Co., Ltd. | Reinsurance Contracts [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	0
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Exposure That Arises From Contracts Within Scope Of Ifrs17	(22,409)
Interest Rate -100bp | Market risk [member] | ABL Life Insurance Co., Ltd. | Financial Assets [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	57,695
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Exposure That Arises From Contracts Within Scope Of Ifrs17	1,490,766
Equity Index +10% | Market risk [member] | ABL Life Insurance Co., Ltd. | Insurance Contracts [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(118,221)
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Exposure That Arises From Contracts Within Scope Of Ifrs17	0
Equity Index +10% | Market risk [member] | ABL Life Insurance Co., Ltd. | Reinsurance Contracts [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	0
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Exposure That Arises From Contracts Within Scope Of Ifrs17	0
Equity Index +10% | Market risk [member] | ABL Life Insurance Co., Ltd. | Financial Assets [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	465,004
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Exposure That Arises From Contracts Within Scope Of Ifrs17	0
Equity Indext -10% | Market risk [member] | ABL Life Insurance Co., Ltd. | Insurance Contracts [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	118,221
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Exposure That Arises From Contracts Within Scope Of Ifrs17	0
Equity Indext -10% | Market risk [member] | ABL Life Insurance Co., Ltd. | Reinsurance Contracts [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	0
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Exposure That Arises From Contracts Within Scope Of Ifrs17	0
Equity Indext -10% | Market risk [member] | ABL Life Insurance Co., Ltd. | Financial Assets [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(465,004)
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Exposure That Arises From Contracts Within Scope Of Ifrs17	0
Exchange Rate +10% | Market risk [member] | Tongyang Life Insurance Co., Ltd. | Financial Assets [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	17,877
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Exposure That Arises From Contracts Within Scope Of Ifrs17	0
Exchange Rate +10% | Market risk [member] | Tongyang Life Insurance Co., Ltd. | Insurance contracts issued [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	0
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Exposure That Arises From Contracts Within Scope Of Ifrs17	0
Exchange Rate +10% | Market risk [member] | Tongyang Life Insurance Co., Ltd. | Reinsurance contracts held [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	0
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Exposure That Arises From Contracts Within Scope Of Ifrs17	0
Exchange Rate +10% | Market risk [member] | ABL Life Insurance Co., Ltd. | Insurance Contracts [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(15,243)
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Exposure That Arises From Contracts Within Scope Of Ifrs17	(11,534)
Exchange Rate +10% | Market risk [member] | ABL Life Insurance Co., Ltd. | Reinsurance Contracts [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	0
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Exposure That Arises From Contracts Within Scope Of Ifrs17	0
Exchange Rate +10% | Market risk [member] | ABL Life Insurance Co., Ltd. | Financial Assets [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(306)
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Exposure That Arises From Contracts Within Scope Of Ifrs17	0
Exchange Rate -10% | Market risk [member] | Tongyang Life Insurance Co., Ltd. | Financial Assets [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(17,877)
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Exposure That Arises From Contracts Within Scope Of Ifrs17	0
Exchange Rate -10% | Market risk [member] | Tongyang Life Insurance Co., Ltd. | Insurance contracts issued [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	0
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Exposure That Arises From Contracts Within Scope Of Ifrs17	0
Exchange Rate -10% | Market risk [member] | Tongyang Life Insurance Co., Ltd. | Reinsurance contracts held [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	0
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Exposure That Arises From Contracts Within Scope Of Ifrs17	0
Exchange Rate -10% | Market risk [member] | ABL Life Insurance Co., Ltd. | Insurance Contracts [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	14,933
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Exposure That Arises From Contracts Within Scope Of Ifrs17	11,534
Exchange Rate -10% | Market risk [member] | ABL Life Insurance Co., Ltd. | Reinsurance Contracts [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	0
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Exposure That Arises From Contracts Within Scope Of Ifrs17	0
Exchange Rate -10% | Market risk [member] | ABL Life Insurance Co., Ltd. | Financial Assets [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	306
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Exposure That Arises From Contracts Within Scope Of Ifrs17	0
Share index 10% increase | Market risk [member] | Tongyang Life Insurance Co., Ltd. | Financial Assets [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	81,337
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Exposure That Arises From Contracts Within Scope Of Ifrs17	0
Share index 10% increase | Market risk [member] | Tongyang Life Insurance Co., Ltd. | Insurance contracts issued [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(64,000)
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Exposure That Arises From Contracts Within Scope Of Ifrs17	0
Share index 10% increase | Market risk [member] | Tongyang Life Insurance Co., Ltd. | Reinsurance contracts held [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	0
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Exposure That Arises From Contracts Within Scope Of Ifrs17	0
Share index 10% decrease | Market risk [member] | Tongyang Life Insurance Co., Ltd. | Financial Assets [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(104,506)
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Exposure That Arises From Contracts Within Scope Of Ifrs17	0
Share index 10% decrease | Market risk [member] | Tongyang Life Insurance Co., Ltd. | Insurance contracts issued [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	87,169
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Exposure That Arises From Contracts Within Scope Of Ifrs17	0
Share index 10% decrease | Market risk [member] | Tongyang Life Insurance Co., Ltd. | Reinsurance contracts held [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	0
Increase Decrease In Other Comprehensive Income Due To Reasonably Possible Increase In Risk Exposure That Arises From Contracts Within Scope Of Ifrs17	₩ 0